PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT
Schedule of Property and equipment

	June 30, 2023	December 31, 2022
Manufacturing equipment	$2,983,092	$2,516,859
Computers and software	1,573,337	1,608,075
Leasehold improvements	822,134	441,956
Furniture	—	27,587
	5,378,563	4,594,477
Less accumulated depreciation and amortization	(2,112,698)	(2,190,075)
Property and equipment, net	$3,265,865	$2,404,402

	2022	2021
Manufacturing equipment	$2,516,859	$4,420,281
Computers and software	1,608,075	1,547,549
Furniture	27,587	27,587
Leasehold Improvements	441,956	295,471
	4,594,477	6,290,888
Less: accumulated depreciation	(2,190,075)	(2,934,293)
Total Property and equipment, net	$2,404,402	$3,356,595